Investment Objectives and Goals - Global X Funds Member - Global X MLCC & Electronic Components ETF	Sep. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X MLCC & Electronic Components ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X MLCC & Electronic Components ETF ("Fund") seeks to achieve capital appreciation.